Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2011
Numerator:
Net income	$ 1,052,841	$ 153,550	$ 131,253
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,345,394	23,588,994	15,834,913
Share based compensation	239,000	216,000	386,000
Diluted weighted average common shares outstanding	20,583,796	23,805,251	16,220,697
Number of warrants issued			15,000,000	15,000,000
Number of warrants outstanding			15,000,000
Gross gain on debt extinguishment	$ 111,600
Basic and diluted earnings per share related to gain on extinguishment of debt	$ 5.49
Basic and diluted earnings per share related to gain on extinguishment of debt, before reverse stock split	$ 5.42